Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000176380
Shareholder Report [Line Items]
Fund Name	GQG Partners Emerging Markets Equity Fund
Class Name	Investor Shares
Trading Symbol	GQGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Shares of the GQG Partners Emerging Markets Equity Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Emerging Markets Equity Fund, Investor Shares	$60	1.18%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.18%
AssetsNet	$ 22,970,030,505
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 98,476,360
InvestmentCompanyPortfolioTurnover	51.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.9%
Netherlands	0.8%
United Kingdom	1.4%
Singapore	2.2%
Saudi Arabia	3.0%
France	3.1%
United Arab Emirates	3.2%
Indonesia	4.9%
United States	7.7%
Taiwan	7.9%
China	12.6%
Brazil	14.2%
India	35.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund
C000176381
Shareholder Report [Line Items]
Fund Name	GQG Partners Emerging Markets Equity Fund
Class Name	Institutional Shares
Trading Symbol	GQGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the GQG Partners Emerging Markets Equity Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Emerging Markets Equity Fund, Institutional Shares	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
AssetsNet	$ 22,970,030,505
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 98,476,360
InvestmentCompanyPortfolioTurnover	51.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.9%
Netherlands	0.8%
United Kingdom	1.4%
Singapore	2.2%
Saudi Arabia	3.0%
France	3.1%
United Arab Emirates	3.2%
Indonesia	4.9%
United States	7.7%
Taiwan	7.9%
China	12.6%
Brazil	14.2%
India	35.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund
C000176382
Shareholder Report [Line Items]
Fund Name	GQG Partners Emerging Markets Equity Fund
Class Name	R6 Shares
Trading Symbol	GQGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about R6 Shares of the GQG Partners Emerging Markets Equity Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Emerging Markets Equity Fund, R6 Shares	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
AssetsNet	$ 22,970,030,505
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 98,476,360
InvestmentCompanyPortfolioTurnover	51.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.9%
Netherlands	0.8%
United Kingdom	1.4%
Singapore	2.2%
Saudi Arabia	3.0%
France	3.1%
United Arab Emirates	3.2%
Indonesia	4.9%
United States	7.7%
Taiwan	7.9%
China	12.6%
Brazil	14.2%
India	35.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund
C000210821
Shareholder Report [Line Items]
Fund Name	GQG Partners Global Quality Equity Fund
Class Name	Investor Shares
Trading Symbol	GQRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Shares of the GQG Partners Global Quality Equity Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/global-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://www.gqg.com/funds/us-mutual-funds/global-equity-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Equity Fund, Investor Shares	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 3,552,665,816
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 9,828,144
InvestmentCompanyPortfolioTurnover	84.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.0%
Switzerland	0.8%
United Arab Emirates	1.1%
Taiwan	1.1%
Germany	1.2%
Canada	1.8%
Australia	2.1%
Brazil	2.6%
France	2.8%
United Kingdom	3.1%
Denmark	6.0%
India	6.7%
United States	68.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://www.gqg.com/funds/us-mutual-funds/global-equity-fund
C000210820
Shareholder Report [Line Items]
Fund Name	GQG Partners Global Quality Equity Fund
Class Name	Institutional Shares
Trading Symbol	GQRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the GQG Partners Global Quality Equity Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/global-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://www.gqg.com/funds/us-mutual-funds/global-equity-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Equity Fund, Institutional Shares	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 3,552,665,816
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 9,828,144
InvestmentCompanyPortfolioTurnover	84.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.0%
Switzerland	0.8%
United Arab Emirates	1.1%
Taiwan	1.1%
Germany	1.2%
Canada	1.8%
Australia	2.1%
Brazil	2.6%
France	2.8%
United Kingdom	3.1%
Denmark	6.0%
India	6.7%
United States	68.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://www.gqg.com/funds/us-mutual-funds/global-equity-fund
C000210819
Shareholder Report [Line Items]
Fund Name	GQG Partners Global Quality Equity Fund
Class Name	R6 Shares
Trading Symbol	GQRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about R6 Shares of the GQG Partners Global Quality Equity Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/global-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://www.gqg.com/funds/us-mutual-funds/global-equity-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Equity Fund, R6 Shares	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 3,552,665,816
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 9,828,144
InvestmentCompanyPortfolioTurnover	84.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.0%
Switzerland	0.8%
United Arab Emirates	1.1%
Taiwan	1.1%
Germany	1.2%
Canada	1.8%
Australia	2.1%
Brazil	2.6%
France	2.8%
United Kingdom	3.1%
Denmark	6.0%
India	6.7%
United States	68.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://www.gqg.com/funds/us-mutual-funds/global-equity-fund
C000204822
Shareholder Report [Line Items]
Fund Name	GQG Partners US Select Quality Equity Fund
Class Name	Investor Shares
Trading Symbol	GQEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Shares of the GQG Partners US Select Quality Equity Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/select-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://www.gqg.com/funds/us-mutual-funds/select-quality-equity-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Select Quality Equity Fund, Investor Shares	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 3,288,653,066
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 6,234,122
InvestmentCompanyPortfolioTurnover	120.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Energy	2.0%
Consumer Discretionary	2.5%
Financials	9.6%
Utilities	10.8%
Information Technology	11.8%
Communication Services	16.8%
Consumer Staples	17.6%
Health Care	22.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://www.gqg.com/funds/us-mutual-funds/select-quality-equity-fund
C000204821
Shareholder Report [Line Items]
Fund Name	GQG Partners US Select Quality Equity Fund
Class Name	Institutional Shares
Trading Symbol	GQEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the GQG Partners US Select Quality Equity Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/select-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://www.gqg.com/funds/us-mutual-funds/select-quality-equity-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Select Quality Equity Fund, Institutional Shares	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 3,288,653,066
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 6,234,122
InvestmentCompanyPortfolioTurnover	120.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Energy	2.0%
Consumer Discretionary	2.5%
Financials	9.6%
Utilities	10.8%
Information Technology	11.8%
Communication Services	16.8%
Consumer Staples	17.6%
Health Care	22.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://www.gqg.com/funds/us-mutual-funds/select-quality-equity-fund
C000204820
Shareholder Report [Line Items]
Fund Name	GQG Partners US Select Quality Equity Fund
Class Name	R6 Shares
Trading Symbol	GQERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about R6 Shares of the GQG Partners US Select Quality Equity Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/select-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://www.gqg.com/funds/us-mutual-funds/select-quality-equity-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Select Quality Equity Fund, R6 Shares	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 3,288,653,066
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 6,234,122
InvestmentCompanyPortfolioTurnover	120.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Energy	2.0%
Consumer Discretionary	2.5%
Financials	9.6%
Utilities	10.8%
Information Technology	11.8%
Communication Services	16.8%
Consumer Staples	17.6%
Health Care	22.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://www.gqg.com/funds/us-mutual-funds/select-quality-equity-fund
C000228650
Shareholder Report [Line Items]
Fund Name	GQG Partners Global Quality Dividend Income Fund
Class Name	Investor Shares
Trading Symbol	GQFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Shares of the GQG Partners Global Quality Dividend Income Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/global-quality-dividend-income-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://www.gqg.com/funds/us-mutual-funds/global-quality-dividend-income-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Dividend Income Fund, Investor Shares	$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
AssetsNet	$ 135,203,825
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 333,089
InvestmentCompanyPortfolioTurnover	55.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	4.7%
Switzerland	2.4%
Australia	3.0%
China	3.2%
Denmark	4.0%
Taiwan	4.1%
Italy	4.5%
Canada	5.0%
France	5.0%
Brazil	6.9%
India	9.7%
United Kingdom	11.8%
United States	34.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://www.gqg.com/funds/us-mutual-funds/global-quality-dividend-income-fund
C000228651
Shareholder Report [Line Items]
Fund Name	GQG Partners Global Quality Dividend Income Fund
Class Name	Institutional Shares
Trading Symbol	GQFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the GQG Partners Global Quality Dividend Income Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/global-quality-dividend-income-fund. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://www.gqg.com/funds/us-mutual-funds/global-quality-dividend-income-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Dividend Income Fund, Institutional Shares	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 135,203,825
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 333,089
InvestmentCompanyPortfolioTurnover	55.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	4.7%
Switzerland	2.4%
Australia	3.0%
China	3.2%
Denmark	4.0%
Taiwan	4.1%
Italy	4.5%
Canada	5.0%
France	5.0%
Brazil	6.9%
India	9.7%
United Kingdom	11.8%
United States	34.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://www.gqg.com/funds/us-mutual-funds/global-quality-dividend-income-fund
C000228652
Shareholder Report [Line Items]
Fund Name	GQG Partners International Quality Dividend Income Fund
Class Name	Investor Shares
Trading Symbol	GQJPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Shares of the GQG Partners International Quality Dividend Income Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/international-quality-dividend-income-fund/. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/international-quality-dividend-income-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners International Quality Dividend Income Fund, Investor Shares	$42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
AssetsNet	$ 366,163,793
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 594,972
InvestmentCompanyPortfolioTurnover	41.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	7.2%
France	3.4%
Spain	4.1%
Denmark	4.1%
Canada	4.2%
China	4.7%
Italy	5.0%
Germany	5.6%
Taiwan	6.7%
Brazil	7.2%
United States	12.3%
India	12.9%
United Kingdom	15.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/international-quality-dividend-income-fund/
C000228653
Shareholder Report [Line Items]
Fund Name	GQG Partners International Quality Dividend Income Fund
Class Name	Institutional Shares
Trading Symbol	GQJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the GQG Partners International Quality Dividend Income Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/international-quality-dividend-income-fund/. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/international-quality-dividend-income-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners International Quality Dividend Income Fund, Institutional Shares	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
AssetsNet	$ 366,163,793
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 594,972
InvestmentCompanyPortfolioTurnover	41.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	7.2%
France	3.4%
Spain	4.1%
Denmark	4.1%
Canada	4.2%
China	4.7%
Italy	5.0%
Germany	5.6%
Taiwan	6.7%
Brazil	7.2%
United States	12.3%
India	12.9%
United Kingdom	15.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/international-quality-dividend-income-fund/
C000228654
Shareholder Report [Line Items]
Fund Name	GQG Partners US Quality Dividend Income Fund
Class Name	Investor Shares
Trading Symbol	GQHPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Shares of the GQG Partners US Quality Dividend Income Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-quality-dividend-income-fund/. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/us-quality-dividend-income-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Quality Dividend Income Fund, Investor Shares	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 184,581,444
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 321,483
InvestmentCompanyPortfolioTurnover	65.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Industrials	0.9%
Information Technology	1.6%
Materials	2.1%
Financials	7.0%
Energy	13.6%
Communication Services	16.2%
Utilities	16.5%
Health Care	19.9%
Consumer Staples	20.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/us-quality-dividend-income-fund/
C000228655
Shareholder Report [Line Items]
Fund Name	GQG Partners US Quality Dividend Income Fund
Class Name	Institutional Shares
Trading Symbol	GQHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the GQG Partners US Quality Dividend Income Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-quality-dividend-income-fund/. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/us-mutual-funds/us-quality-dividend-income-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Quality Dividend Income Fund, Institutional Shares	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 184,581,444
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 321,483
InvestmentCompanyPortfolioTurnover	65.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Industrials	0.9%
Information Technology	1.6%
Materials	2.1%
Financials	7.0%
Energy	13.6%
Communication Services	16.2%
Utilities	16.5%
Health Care	19.9%
Consumer Staples	20.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/us-mutual-funds/us-quality-dividend-income-fund/